UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03726

Dreyfus New York Tax Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7%
New York - 101.0%
BuildNewYorkCityResource
Corporation City University of New
York,
QueensCollege,RevenueBonds(Q
StudentResidences,LLCProject)	5.00	6/1/43	1,350,000		1,489,820
BuildNewYorkCityResource
Corporation City University of New
York,
QueensCollege,RevenueBonds(Q
StudentResidences,LLCProject)	5.00	6/1/38	1,000,000		1,108,570
Dutchess County Local Development
Corporation,
RevenueBonds(HealthQuestSystems
Incorporated Project)	5.00	7/1/35	4,280,000		4,793,472
Dutchess County Local Development
Corporation,
RevenueBonds(HealthQuestSystems,
Inc. Project)	4.00	7/1/41	2,000,000		2,010,600
Glen Cove Local Economic Assistance
Corporation,
RevenueBonds(GarviesPointPublic
Improvement Project)	0.00	1/1/45	18,600,000	[a]	5,133,414
HempsteadLocalDevelopment
Corporation,
RevenueBonds(MolloyCollege
Project)	5.70	7/1/19	5,000,000	[b]	5,170,450
Hempstead Township Local Development
Corporation,
RevenueBonds(MolloyCollege
Project)	5.00	7/1/39	1,200,000		1,314,552
Hudson Yards Infrastructure Corporation,
RevenueBonds	5.75	2/15/47	2,110,000		2,288,337
Hudson Yards Infrastructure Corporation,
RevenueBonds(Prerefunded)	5.75	2/15/21	3,390,000	[b]	3,717,338
Hudson Yards Infrastructure Corporation
SecondIndenture,
RevenueBonds	5.00	2/15/39	3,000,000		3,406,260
LongIslandPowerAuthority,
Electric System General Revenue Bonds	5.00	9/1/45	3,000,000		3,312,060
LongIslandPowerAuthority,
Electric System General Revenue Bonds	5.00	9/1/36	6,000,000		6,787,620
LongIslandPowerAuthority,
Electric System General Revenue Bonds	5.00	9/1/34	3,300,000		3,676,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
LongIslandPowerAuthority,
Electric System General Revenue
Bonds, 1 Month LIBOR + .75%	2.34	11/1/18	5,000,000	[c]	5,001,700
LongIslandPowerAuthority,
Electric System Revenue Bonds	5.00	9/1/47	3,000,000		3,386,430
Metropolitan Transportation Authority,
DedicatedTaxFundGreenBonds
(Climate Bond Certified)	5.00	11/15/37	9,825,000		11,253,850
Metropolitan Transportation Authority,
DedicatedTaxFundRevenueBonds	5.00	11/15/27	12,000,000		13,338,840
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/37	3,000,000		3,377,190
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/1/27	4,370,000		4,831,297
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/46	10,000,000		11,165,800
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/41	6,690,000		7,309,962
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/43	11,760,000		12,818,047
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/35	2,500,000		2,797,250
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.25	11/15/44	5,000,000		5,685,900
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.25	11/15/36	7,210,000		8,178,231
Metropolitan Transportation Authority,
Transportation Revenue Bonds
(Prerefunded)	5.00	11/15/22	1,405,000	[b]	1,583,393
Metropolitan Transportation Authority,
Transportation Revenue Bonds
(Prerefunded)	5.00	11/15/22	4,045,000	[b]	4,558,594
Metropolitan Transportation Authority
HudsonRailYardsTrust,
ObligationsRevenueBonds	5.00	11/15/51	10,000,000		10,667,400
Metropolitan Transportation Authority of
New York,
RevenueBonds(DedicatedTaxFund)
(Green Bonds)	5.00	11/15/38	5,920,000		6,756,674
MonroeCountyIndustrialDevelopment
Corp.,
Revenue Bonds (The Rochester General
HospitalProjects)	5.00	12/1/46	2,500,000		2,740,000
MonroeCountyIndustrialDevelopment
Corporation,
RevenueBonds(Universityof
RochesterProject)	5.00	7/1/35	800,000		927,216

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)	Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
MonroeCountyIndustrialDevelopment
Corporation,
RevenueBonds(Universityof
RochesterProject)	5.00	7/1/37	1,000,000	1,153,140
New York,
GO	5.00	4/1/34	3,000,000	3,495,960
New York,
GO	5.00	4/1/35	3,500,000	4,062,800
New York City,
GO	5.00	3/1/29	6,645,000	7,406,052
New York City,
GO	5.00	8/1/32	3,820,000	4,331,154
New York City,
GO	5.00	8/1/34	10,885,000	12,273,273
New York City,
GO	5.00	11/1/19	5,000	5,013
New York City,
GO	5.00	10/1/32	5,745,000	6,222,007
New York City,
GO	5.00	8/1/29	5,935,000	6,489,507
New York City,
GO	5.00	8/1/27	10,000,000	11,624,500
New York City,
GO	5.00	8/1/32	13,000,000	14,965,600
New York City,
GO	5.00	8/1/37	5,000,000	5,668,900
New York City,
GO	5.00	8/1/30	3,000,000	3,405,810
New York City,
GO	5.00	8/1/31	1,735,000	1,963,586
New York City,
GO	5.00	8/1/32	2,000,000	2,261,160
New York City,
GO	5.00	8/1/27	8,825,000	9,346,381
New York City,
GO	5.00	8/1/21	3,000,000	3,261,630
New York City,
GO	5.00	8/1/23	11,020,000	11,941,933
New York City,
GO	5.25	9/1/25	1,045,000	1,046,787
NewYorkCityEducationalConstruction
Fund,
RevenueBonds	6.50	4/1/26	4,220,000	4,700,489
New York City Housing Development
Corporation,
RevenueBonds	5.00	7/1/26	3,440,000	3,823,319

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
New York City Industrial Development
Agency,
PILOTRevenueBonds(YankeeStadium
Project)(Insured;FGIC)	5.00	3/1/31	10,810,000		10,881,995
New York City Industrial Development
Agency,
SeniorAirportFacilitiesRevenueBonds
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/28	5,000,000		5,328,600
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/26	7,250,000		7,840,730
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/31	5,000,000		5,397,550
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/39	5,000,000		5,618,750
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/44	20,000,000		22,308,800
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/47	4,000,000		4,535,320
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.25	6/15/40	10,000,000		10,265,800
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.50	6/15/40	11,025,000		11,344,394
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/21	20,000,000	[b]	21,748,600
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds
(LiquidityFacility;StateStreetBank
andTrustCo.),1MonthLIBOR+FLAT	1.42	6/15/49	5,900,000	[c]	5,900,000
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds	5.00	7/15/40	5,000,000		5,596,050

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds	5.00	7/15/43	8,185,000		9,081,257
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Ser. S-3	5.00	7/15/43	8,760,000		10,028,273
New York City Transitional Finance
Authority,
FutureTaxSecuredSubordinate
RevenueBonds	5.00	8/1/30	11,665,000		13,339,277
New York City Transitional Finance
Authority,
FutureTaxSecuredSubordinate
RevenueBonds	5.00	2/1/33	5,210,000		5,859,010
New York City Transitional Finance
Authority,
FutureTaxSecuredSubordinate
RevenueBonds	5.00	11/1/26	5,000,000		5,571,900
New York City Transitional Finance
Authority,
FutureTaxSecuredSubordinate
RevenueBonds	5.00	2/1/36	5,000,000		5,598,700
New York City Transitional Finance
Authority,
TaxRevenueBonds	5.00	8/1/39	25,000,000		28,587,500
NewYorkConventionCenter
Development Corporation,
RevenueBonds(HotelUnitFee
Secured) (Credit Support Agreement;
SONYMA)	5.00	11/15/40	3,250,000		3,663,205
NewYorkConventionCenter
Development Corporation,
SeniorLienRevenueBonds(HotelUnit
FeeSecured)	0.00	11/15/50	15,880,000	[a]	4,218,681
NewYorkConventionCenter
Development Corporation,
SeniorLienRevenueBonds(HotelUnit
FeeSecured)	0.00	11/15/47	8,525,000	[a]	2,629,281
New York Counties Tobacco Trust IV,
Tobacco Settlement Pass-Through
Bonds	6.50	6/1/35	260,000		260,125
New York Counties Tobacco Trust V,
RevenueBonds	0.00	6/1/50	40,000,000	[a]	5,585,600
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	2,000,000		2,135,980
New York Counties Tobacco V,
RevenueBonds	0.00	6/1/55	50,000,000	[a]	3,563,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
New York Dormitory Authority,
RevenueBonds,Refunding(Memorial
Sloan Kettering Cancer Center)	5.00	7/1/42	1,000,000		1,137,360
New York Liberty Development
Corporation,
Liberty Revenue Bonds (4 World Trade
CenterProject)	5.00	11/15/44	10,000,000		10,772,200
New York Liberty Development
Corporation,
Liberty Revenue Bonds (7 World Trade
CenterProject)	5.00	9/15/40	5,000,000		5,458,450
New York Liberty Development
Corporation,
RevenueBonds(3WorldTradeCenter
Project)	5.00	11/15/44	10,000,000	[d]	10,526,500
New York Liberty Development
Corporation,
RevenueBonds(GoldmanSachs
HeadquartersIssue)	5.25	10/1/35	5,650,000		6,995,209
New York State Dormitory Authority,
MortgageHospitalRevenueBonds
(HospitalforSpecialSurgery)
(Collateralized;FHA)	6.25	8/15/19	2,915,000	[b]	3,042,094
New York State Dormitory Authority,
RevenueBonds(BarnardCollege)
(Insured;NationalPublicFinance
Guarantee Corp.)	5.00	7/1/37	1,010,000		1,012,626
New York State Dormitory Authority,
RevenueBonds(CornellUniversity)	5.00	7/1/37	6,035,000		6,360,588
New York State Dormitory Authority,
Revenue Bonds (Fashion Institute of
TechnologyStudentHousing
Corporation) (Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		4,710,908
New York State Dormitory Authority,
RevenueBonds(FordhamUniversity)	5.00	7/1/41	1,200,000		1,342,212
New York State Dormitory Authority,
RevenueBonds(IcahnSchoolof
Medicine at Mount Sinai)	5.00	7/1/40	2,000,000		2,208,660
New York State Dormitory Authority,
RevenueBonds(MemorialSloan-
Kettering Cancer Center)	5.00	7/1/36	2,250,000		2,445,435
New York State Dormitory Authority,
RevenueBonds(MemorialSloan-
Kettering Cancer Center) (Insured;
National Public Finance Guarantee
Corp.)	5.75	7/1/20	3,000,000		3,219,810

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
New York State Dormitory Authority,
RevenueBonds(MemorialSloan-
Kettering Cancer Center) (Insured;
National Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	7/1/28	18,335,000	[a]	14,575,408
New York State Dormitory Authority,
RevenueBonds(MentalHealthServices
FacilitiesImprovement)	6.75	2/15/23	5,700,000		5,721,090
New York State Dormitory Authority,
RevenueBonds(MontefioreObligated
Group)	5.00	8/1/33	2,000,000		2,272,560
New York State Dormitory Authority,
RevenueBonds(MontefioreObligated
Group)	5.00	8/1/34	1,000,000		1,132,680
New York State Dormitory Authority,
RevenueBonds(MountSinaiHospital
Obligated Group)	5.00	7/1/26	8,395,000		8,847,910
New York State Dormitory Authority,
RevenueBonds(MountSinaiSchoolof
MedicineofNewYorkUniversity)
(Prerefunded)	5.50	7/1/19	9,000,000	[b]	9,280,800
New York State Dormitory Authority,
RevenueBonds(NewYorkUniversity
Hospitals Center)	5.50	7/1/25	1,500,000	[b]	1,600,125
New York State Dormitory Authority,
RevenueBonds(NewYorkUniversity
HospitalsCenter)(Prerefunded)	5.63	7/1/20	3,500,000	[b]	3,741,430
New York State Dormitory Authority,
RevenueBonds(NewYorkUniversity)	5.00	7/1/36	2,000,000		2,287,460
New York State Dormitory Authority,
RevenueBonds(NewYorkUniversity)	5.00	7/1/45	7,000,000		7,862,190
New York State Dormitory Authority,
RevenueBonds(NewYorkUniversity)
(Insured;NationalPublicFinance
Guarantee Corp.)	5.75	7/1/27	33,625,000		39,867,481
New York State Dormitory Authority,
RevenueBonds(NorthShore-Long
IslandJewishObligatedGroup)	5.00	5/1/43	2,700,000		2,948,535
New York State Dormitory Authority,
RevenueBonds(OrangeRegional
Medical Center Obligated Group)	5.00	12/1/35	1,800,000	[d]	1,983,150
New York State Dormitory Authority,
RevenueBonds(OrangeRegional
Medical Center Obligated Group)	5.00	12/1/40	1,200,000	[d]	1,299,672
New York State Dormitory Authority,
RevenueBonds(PrattInstitute)	5.00	7/1/44	1,500,000		1,635,660
New York State Dormitory Authority,
RevenueBonds(PrattInstitute)	5.00	7/1/39	1,500,000		1,644,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
New York State Dormitory Authority,
RevenueBonds(PrattInstitute)	5.00	7/1/34	1,000,000		1,106,640
New York State Dormitory Authority,
RevenueBonds(StateUniversityof
New York Dormitory Facilities)	5.00	7/1/37	1,000,000		1,125,150
New York State Dormitory Authority,
RevenueBonds(StateUniversityof
New York Dormitory Facilities)	5.00	7/1/40	2,450,000		2,746,965
New York State Dormitory Authority,
RevenueBonds(StateUniversityof
New York Dormitory Facilities)	5.00	7/1/36	2,000,000		2,254,240
New York State Dormitory Authority,
RevenueBonds(StateUniversityof
New York Dormitory Facilities)	5.00	7/1/38	6,300,000		7,002,009
New York State Dormitory Authority,
RevenueBonds(TheNewSchool)	5.00	7/1/40	5,590,000		6,169,627
New York State Dormitory Authority,
RevenueBonds(TheNewSchool)	5.00	7/1/36	2,000,000		2,251,780
New York State Dormitory Authority,
RevenueBonds(TheRockefeller
University)	5.00	7/1/38	7,230,000		7,931,816
New York State Dormitory Authority,
RevenueBonds(TheRockefeller
University)	5.00	7/1/40	16,000,000		16,411,680
New York State Dormitory Authority,
RevenueBonds,Refunding(St.John's
University)	5.00	7/1/30	1,250,000		1,461,475
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	3/15/31	8,620,000		9,721,377
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/39	3,840,000		4,282,176
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.25	8/15/36	2,625,000		2,868,521
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.25	2/15/22	450,000		457,259
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)
(Prerefunded)	5.25	2/15/19	5,000	[b]	5,084
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)
(Prerefunded)	5.25	2/15/19	25,000	[b]	25,421

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)
(Prerefunded)	5.25	2/15/19	5,000	[b]	5,084
New York State Dormitory Authority,
StateSalesTaxRevenueBonds	5.00	3/15/44	7,000,000		7,810,110
New York State Dormitory Authority,
StateSalesTaxRevenueBonds,SeriesA	5.00	3/15/43	7,500,000		8,254,050
New York State Dormitory Authority,
ThirdGeneralResolutionRevenue
Bonds(StateUniversityEducational
Facilities Issue)	5.00	5/15/29	3,000,000		3,306,510
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
RevolvingFundsRevenueBonds(New
York City Municipal Water Finance
Authority Projects - Second Resolution
Bonds)	5.00	6/15/24	4,000,000		4,344,040
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
RevolvingFundsRevenueBonds(New
York City Municipal Water Finance
Authority Projects - Second Resolution
Bonds)	5.00	6/15/41	15,000,000		17,044,350
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue Bonds
(MasterFinancingProgram)	5.00	8/15/37	4,025,000		4,377,268
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue Bonds
(MasterFinancingProgram)(Green
Bonds)	5.00	11/15/31	6,000,000		6,794,760
New York State Mortgage Agency,
Mortgage Revenue Bonds	5.00	4/1/28	285,000		292,173
New York State Thruway Authority,
GeneralRevenueBonds	5.00	1/1/42	3,500,000		3,774,855
New York State Thruway Authority,
GeneralRevenueBondsJunior
IndebtednessObligations	5.00	1/1/41	2,500,000		2,784,650
New York State Thruway Authority,
Second General Highway and Bridge
TrustFundBonds	5.00	4/1/20	6,000,000	[b]	6,313,500
New York State Urban Development
Corporation,
State Facilities Revenue Bonds
(Insured;NationalPublicFinance
Guarantee Corp.)	5.70	4/1/20	4,335,000		4,515,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
New York Transportation Development
Corporation,
SpecialFacilityRevenueBonds
(American Airlines, Inc. John F.
KennedyInternationalAirportProject)	5.00	8/1/21	1,100,000		1,175,306
New York Transportation Development
Corporation,
SpecialFacilityRevenueBonds
(American Airlines, Inc. John F.
KennedyInternationalAirportProject)	5.00	8/1/26	1,800,000		1,892,736
New York Transportation Development
Corporation,
SpecialFacilityRevenueBonds(Delta
Air Lines-Laguardia Airport Terminals)	5.00	1/1/24	5,000,000		5,555,900
New York Transportation Development
Corporation,
SpecialFacilityRevenueBonds(Delta
Air Lines-Laguardia Airport Terminals)	5.00	1/1/34	4,000,000		4,450,000
New York Transportation Development
Corporation,
SpecialFacilityRevenueBonds
(LaGuardiaAirportTerminalB
Redevelopment Project)	5.00	7/1/46	12,500,000		13,343,500
New York Transportation Development
Corporation,
SpecialFacilityRevenueBonds
(TerminalOneGroupAssociation,L.P.
Project)	5.00	1/1/23	2,250,000		2,469,330
Niagara Area Development Corporation,
Solid Disposal Facility Revenue Bonds,
Refunding (Convanta Holding Project)
Series2018A	4.75	11/1/42	3,000,000	[d]	3,015,030
Onondaga County Trust for Cultural
Resources,
RevenueBonds(AbbyLaneHousing
Corporation Project)	5.00	5/1/40	1,000,000		1,097,820
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 163rd Series)	5.00	7/15/35	10,000,000		10,581,000
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	4,465,000		5,009,775
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	5,000,000		5,717,600
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/32	4,100,000		4,570,229

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/35	5,000,000		5,635,700
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	15,000,000		17,933,850
PortAuthorityofNewYorkandNew
Jersey,
RevenueBonds,Refunding	5.00	9/1/48	3,000,000		3,458,580
PortAuthorityofNewYorkandNew
Jersey,
SpecialProjectBonds(JFK
International Air Terminal LLC Project)	6.00	12/1/36	5,000,000		5,450,550
Sales Tax Asset Receivable Corporation,
SalesTaxAssetRevenueBonds	5.00	10/15/31	5,000,000		5,737,800
Suffolk County Economic Development
Corporation,
RevenueBonds(CatholicHealth
ServicesofLongIslandObligatedGroup
Project)	5.00	7/1/31	2,370,000		2,594,866
Suffolk County Economic Development
Corporation,
RevenueBonds(CatholicHealth
ServicesofLongIslandObligatedGroup
Project)	5.00	7/1/22	2,025,000		2,172,947
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	13,000,000		13,007,020
TenderOptionBondTrustReceipts
(Series2016-XM0367),7/1/41,
(New York State Dormitory Authority,
RevenueBonds(TheRockefeller
University)) Non-recourse	5.00	12/29/19	8,000,000	[d,e]	8,430,340
TenderOptionBondTrustReceipts
(Series2016-XM0376),6/15/31,
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
FundsRevenueBonds(NewYorkCity
MunicipalWaterFinanceAuthority
Projects)) Non-recourse	5.00	6/15/21	5,000,000	[d,e]	5,616,100
TenderOptionBondTrustReceipts
(Series2016-XM0376-2),6/15/32,
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
FundsRevenueBonds(NewYorkCity
MunicipalWaterFinanceAuthority
Projects)) Non-recourse	5.00	6/15/21	5,000,000	[d,e]	5,613,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
TenderOptionBondTrustReceipts
(Series2016-XM0381),2/15/35,
(New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)) Non-
recourse	5.00	2/15/21	16,000,000	[d,e]	17,649,360
TenderOptionBondTrustReceipts
(Series2016-XM0383),6/15/35,
(New York City Municipal Water
FinanceAuthority,WaterandSewer
System Second General Resolution
RevenueBonds)Non-recourse	5.00	6/15/21	9,435,000	[d,e]	10,471,418
Triborough Bridge & Tunnel Authority,
RevenueBonds(MTABridges&
Tunnels)	5.00	11/15/42	3,000,000		3,445,080
Triborough Bridge & Tunnel Authority,
RevenueBonds,Refunding(MTA
BridgesandTunnels)Series2018C	5.00	11/15/37	10,000,000		11,678,000
Triborough Bridge and Tunnel Authority,
GeneralPurposeRevenueBonds
(Prerefunded)	5.50	1/1/22	10,540,000	[b]	11,540,984
Triborough Bridge and Tunnel Authority,
GeneralRevenueBonds(MTABridges
andTunnels)	5.00	11/15/28	3,130,000		3,151,534
Triborough Bridge and Tunnel Authority,
GeneralRevenueBonds(MTABridges
andTunnels)	5.00	11/15/24	5,000,000		5,604,750
Triborough Bridge and Tunnel Authority,
GeneralRevenueBonds(MTABridges
andTunnels)	5.00	11/15/30	3,285,000		3,655,679
Triborough Bridge and Tunnel Authority,
GeneralRevenueBonds(MTABridges
andTunnels)	5.00	1/1/22	8,000,000	[b]	8,829,920
TSASC Inc.,
RevenueBonds,Refunding,Series2017
A	5.00	6/1/32	5,000,000		5,556,250
TSASC Inc.,
Senior Tobacco Settlement Bonds	5.00	6/1/41	10,000,000		10,799,700
TSASC Inc.,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	12,000,000		12,280,680
UtilityDebtSecuritizationAuthority,
RevenueBonds	5.00	12/15/40	7,000,000		8,132,320
UtilityDebtSecuritizationAuthorityof
New York,
Restructuring Bonds	5.00	12/15/35	17,000,000		19,506,650
UtilityDebtSecuritizationAuthorityof
New York,
Restructuring Bonds	5.00	12/15/41	5,000,000		5,585,450

	Coupon Maturity	Principal
Description	Rate(%) Date	Amount($)	Value($
Long-Term Municipal Investments - 101.7% (continued)
New York - 101.0% (continued)
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Bonds	5.00 6/1/41	8,010,000	8,632,137
			1,079,344,389
U.S. Related - .7%
PuertoRicoHighway&Transportation
Authority,
HighwayRevenueBonds(Insured;
AssuredGuarantyMunicipal
Corporation)	5.25 7/1/33	6,595,000	7,791,069
Total Investments (cost$1,049,568,010)		101.7%	1,087,135,458
Liabilities, Less Cash and Receivables		(1.7%)	(17,998,210)
Net Assets		100.0%	1,069,137,248

LIBOR—London Interbank Offered Rate

[a] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Variable rate security—rate shown is the interest rate in effect at period end.
[d] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued at $64,605,120 or 6.04% of net assets.
[e] Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

		Level2-Other	Level3-
	Level1-	Significant	Significant
	Unadjusted	Observable	Unobservable
	QuotedPrices	Inputs	Inputs	Total
Assets ($)
InvestmentsinSecurities:
MunicipalBonds†	-	1,087,135,458	-	1,087,135,458
Liabilities ($)
FloatingRateNotes††	-	(23,715,000)	-	(23,715,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2018, accumulated net unrealized appreciation on investments was $37,567,448, consisting of $1,063,420,458 gross unrealized appreciation and $1,025,853,010 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax Exempt Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)